UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21539


                First Trust Senior Floating Rate Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
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             Date of reporting period: July 1, 2017 - June 30, 2018
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: JUN 01, 2018   Meeting Type: Annual
Record Date:  MAY 04, 2018

#     PROPOSAL                                MGT REC   VOTE CAST    SPONSOR
1     Amend Articles                          For       For          Management
2a    Elect Director Bhavesh (Bob) Patel      For       For          Management
2b    Elect Director Robert Gwin              For       For          Management
2c    Elect Director Jacques Aigrain          For       For          Management
2d    Elect Director Lincoln Benet            For       Against      Management
2e    Elect Director Jagjeet (Jeet) Bindra    For       For          Management
2f    Elect Director Robin Buchanan           For       Against      Management
2g    Elect Director Stephen Cooper           For       For          Management
2h    Elect Director Nance Dicciani           For       For          Management
2i    Elect Director Claire Farley            For       For          Management
2j    Elect Director Isabella (Bella) Goren   For       For          Management
2k    Elect Director Bruce Smith              For       For          Management
2l    Elect Director Rudy van der Meer        For       For          Management
3a    Elect Bhavesh (Bob) Patel to            For       For          Management
      Management Board
3b    Elect Thomas Aebischer to Management    For       For          Management
      Board
3c    Elect Daniel Coombs to Management Board For       For          Management
3d    Elect Jeffrey Kaplan to Management      For       For          Management
      Board
3e    Elect James Guilfoyle to Management     For       For          Management
      Board
4     Adopt Financial Statements and          For       For          Management
      Statutory Reports
5     Approve Discharge of Management Board   For       For          Management
6     Approve Discharge of Supervisory Board  For       For          Management
7     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
8     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
9     Approve Dividends of USD 3.70 Per Share For       For          Management
10    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
11    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
12    Authorization of the Cancellation of    For       For          Management
      Shares
13    Amend Qualified Employee Stock          For       For          Management
      Purchase Plan


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VISTRA ENERGY CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: MAR 02, 2018   Meeting Type: Special
Record Date:  JAN 19, 2018

#     PROPOSAL                                MGT REC   VOTE CAST    SPONSOR
1     Approve Merger Agreement                For       For          Management
2     Issue Shares in Connection with         For       For          Management
      Acquisition
3     Adjourn Meeting                         For       For          Management


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VISTRA ENERGY CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: MAY 01, 2018   Meeting Type: Annual
Record Date:  MAR 23, 2018

#     PROPOSAL                                MGT REC   VOTE CAST    SPONSOR
1.1   Elect Director Hilary E. Ackermann      For       For          Management
1.2   Elect Director Brian K. Ferraioli       For       Withhold     Management
1.3   Elect Director Jeff D. Hunter           For       Withhold     Management
2.1   Elect Director Brian K. Ferraioli       For       Withhold     Management
2.2   Elect Director Jeff D. Hunter           For       Withhold     Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
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By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer

Date                       August 2, 2018
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* Print the name and title of each signing officer under his or her signature.